Other Assets - Summary of detailed information about other assets (Detail) - HKD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Other Assets [Line Items]
Other assets	$ 136,065,738	$ 197,309,175
Asset management business [Member]
Disclosure Of Detailed Information About Other Assets [Line Items]
Other assets	135,843,360	194,907,501
Others [Member]
Disclosure Of Detailed Information About Other Assets [Line Items]
Other assets	$ 222,378	$ 2,401,674